UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

August 31, 2013

1.805761.109

CTM-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 53.4%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 9/6/13, VRDN (b)(e)	$ 1,100,000	$ 1,100,000
Connecticut - 46.4%
Austin Trust Various States Participating VRDN Series BA 08 1086, 0.1% 9/6/13 (Liquidity Facility Bank of America NA) (b)(f)	2,000,000	2,000,000
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.04% 9/6/13, LOC Citibank NA, VRDN (b)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.38% 9/6/13, LOC RBS Citizens NA, VRDN (b)(e)	5,000,000	5,000,000
Series 2004 B, 0.33% 9/6/13, LOC RBS Citizens NA, VRDN (b)	4,550,000	4,550,000
Connecticut Gen. Oblig.:
Participating VRDN:
Series MT 842, 0.08% 9/6/13 (Liquidity Facility Bank of America NA) (b)(f)	3,310,000	3,310,000
Series Putters 3996, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000,000	10,000,000
Series Putters 4381, 0.07% 9/3/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	8,495,000	8,495,000
Series Putters 4382, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,630,000	6,630,000
Series B, 0.04% 9/6/13 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	3,250,000	3,250,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Avon Old Farms Proj.):
Series A, 0.12% 9/6/13, LOC Bank of America NA, VRDN (b)	15,035,000	15,035,000
Series B, 0.12% 9/6/13, LOC Bank of America NA, VRDN (b)	5,720,000	5,720,000
(Choate Rosemary Hall Proj.) Series D, 0.09% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	1,900,000	1,900,000
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.06% 9/6/13, LOC TD Banknorth, NA, VRDN (b)	13,080,000	13,080,000
(Gaylord Hosp. Proj.) Series B, 0.12% 9/6/13, LOC Bank of America NA, VRDN (b)	15,970,000	15,970,000
(Greenwich Hosp. Proj.) Series C, 0.08% 9/6/13, LOC Bank of America NA, VRDN (b)	33,235,000	33,235,000
(Hamden Hall Country Day School Proj.) Series A, 0.1% 9/6/13, LOC RBS Citizens NA, VRDN (b)	14,435,000	14,435,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Hosp. for Spl. Care Proj.) Series E, 0.06% 9/6/13, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	$ 5,850,000	$ 5,850,000
(Masonicare Corp. Proj.) Series C, 0.08% 9/6/13, LOC Manufacturers & Traders Trust Co., VRDN (b)	71,965,000	71,965,000
(Ridgefield Academy Proj.) Series A, 0.06% 9/6/13, LOC TD Banknorth, NA, VRDN (b)	10,200,000	10,200,000
(Sacred Heart Univ. Proj.) Series F, 0.08% 9/6/13, LOC Bank of America NA, VRDN (b)	18,605,000	18,605,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	132,280,000	132,280,000
(Trinity College Proj.) Series L, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	10,145,000	10,145,000
(Wesleyan Univ. Proj.) Series H, 0.04% 9/6/13, VRDN (b)	7,705,000	7,705,000
(Yale Univ. Proj.):
Series U1, 0.06% 9/6/13, VRDN (b)	20,715,000	20,715,000
Series X2, 0.04% 9/6/13, VRDN (b)	32,130,000	32,130,000
(Yale-New Haven Hosp. Proj.):
Series K1, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (b)	4,380,000	4,380,000
Series L1, 0.09% 9/6/13, LOC Bank of America NA, VRDN (b)	46,850,000	46,850,000
Series L2, 0.09% 9/6/13, LOC Bank of America NA, VRDN (b)	40,480,000	40,480,000
Participating VRDN:
Series BA 08 1080, 0.07% 9/6/13 (Liquidity Facility Bank of America NA) (b)(f)	10,614,000	10,614,000
Series BBT 08 17, 0.06% 9/6/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,115,000	10,115,000
Series BBT 08 32, 0.06% 9/6/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	14,295,000	14,295,000
Series EGL 7 05 3031, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	51,400,000	51,400,000
Series MS 06 1884, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,625,000	2,625,000
Series Putters 3363, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,630,000	5,630,000
Series Putters 4295, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	29,660,000	29,660,000
Series ROC II R 11854, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (b)(f)	12,710,000	12,710,000
Series Solar 07 27, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	25,485,000	25,485,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series 2007 B, 0.06% 9/6/13, LOC TD Banknorth, NA, VRDN (b)	$ 12,160,000	$ 12,160,000
Series 2007 D, 0.12% 9/6/13, LOC Bank of America NA, VRDN (b)	10,470,000	10,470,000
Series 2011 B, 0.07% 9/6/13, LOC Bank of America NA, VRDN (b)	51,090,000	51,090,000
Series 2013 O, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (b)	30,000,000	30,000,000
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.):
Series 2008, 0.06% 9/6/13, LOC HSBC Bank U.S.A., NA, VRDN (b)	8,330,000	8,330,000
Series 2010, 0.06% 9/6/13, LOC HSBC Bank U.S.A., NA, VRDN (b)	3,900,000	3,900,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.05% 9/6/13, LOC TD Banknorth, NA, VRDN (b)	12,200,000	12,200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series MS 3347, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	2,500,000	2,500,000
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.06% 9/6/13, LOC Freddie Mac, VRDN (b)(e)	30,095,000	30,095,000
		878,239,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 9/6/13, VRDN (b)	500,000	500,000
0.36% 9/6/13, VRDN (b)	2,800,000	2,800,000
		3,300,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 9/6/13, VRDN (b)(e)	1,100,000	1,100,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.27% 9/6/13, LOC Landesbank Baden-Wurttemburg, VRDN (b)(e)	500,000	500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.26% 9/6/13, VRDN (b)	$ 300,000	$ 300,000
Series 2012 A, 0.28% 9/6/13, VRDN (b)(e)	1,100,000	1,100,000
		1,400,000
New York - 0.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 9/6/13, LOC KeyBank NA, VRDN (b)	2,200,000	2,200,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 9/6/13, LOC Cr. Industriel et Commercial, VRDN (b)	1,700,000	1,700,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.15% 9/6/13, VRDN (b)	6,600,000	6,600,000
Puerto Rico - 6.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.06% 9/6/13, LOC Bank of Nova Scotia, VRDN (b)	80,290,000	80,290,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 9/6/13, LOC Barclays Bank PLC, VRDN (b)	29,800,000	29,800,000
RIB Floater Trust Various States Letter of Cr. Enhanced Participating VRDN Series BC 13 18WE, 0.11% 9/6/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,900,000	3,900,000
		113,990,000
Wyoming - 0.1%
Converse County Envir. Impt. Rev. Series 1995, 0.24% 9/6/13, VRDN (b)(e)	1,200,000	1,200,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 9/6/13, VRDN (b)	400,000	400,000
		1,600,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,011,729,000)		1,011,729,000
Other Municipal Debt - 33.0%
	Principal Amount	Value
Connecticut - 32.6%
Bethel Gen. Oblig. BAN 1% 5/14/14	$ 8,765,000	$ 8,813,974
Bloomfield Gen. Oblig. BAN 1.5% 11/1/13	3,500,000	3,507,603
Branford Gen. Oblig. BAN 1% 8/14/14	2,535,000	2,554,236
Brookfield Gen. Oblig. BAN 1.25% 1/24/14	8,580,000	8,615,682
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.32% tender 9/25/13, CP mode	9,000,000	9,000,000
Connecticut Gen. Oblig. Bonds:
Series 2001 C:
5.5% 12/15/13	1,300,000	1,319,674
5.5% 12/15/13	2,525,000	2,563,234
Series 2003 F, 5% 10/15/13	2,500,000	2,514,357
Series 2004 A, 5% 3/1/14	1,300,000	1,330,645
Series 2004 B:
5% 12/1/13	2,410,000	2,438,701
5% 6/1/14	2,555,000	2,646,416
Series 2004 C, 5% 4/1/14	4,500,000	4,625,856
Series 2004 D, 3.4% 12/1/13	750,000	755,861
Series 2005 D, 5% 11/15/13	165,000	166,518
Series 2006 A, 4% 12/15/13	1,600,000	1,617,321
Series 2007 E, 5% 3/15/14	3,250,000	3,333,590
Series 2008 A, 3.5% 4/15/14	1,605,000	1,638,019
Series 2009 A:
2.5% 2/15/14	400,000	403,953
4% 1/1/14	2,325,000	2,354,209
5% 1/1/14	21,210,000	21,547,968
Series 2009 B, 5% 3/1/14	2,000,000	2,047,617
Series 2009 D, 5% 1/1/14	12,115,000	12,308,033
Series 2010 C, 5% 12/1/13	2,000,000	2,023,969
Series 2011 D:
2% 11/1/13	3,000,000	3,008,998
3% 11/1/13	1,000,000	1,004,576
5% 11/1/13	15,200,000	15,321,985
Series 2011 E, 5% 11/1/13	6,000,000	6,048,127
Series 2012 A, 0.28% 4/15/14 (b)	14,500,000	14,519,085
Series 2012 D, 0.04% 9/15/13 (b)	25,000,000	24,999,806
Series 2012 F:
1% 9/15/13	17,700,000	17,705,214
4% 9/15/14	7,705,000	8,008,685
Series 2013 A, 0.05% 3/1/14 (b)	20,000,000	20,000,000
Series 2013 C, 2% 7/15/14	10,000,000	10,158,129
Series 2013 D, 0.14% 8/15/14 (b)	2,500,000	2,500,000
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig. Bonds: - continued
Series 2013 E, 1% 8/15/14	$ 5,000,000	$ 5,038,518
Series WF 11 89C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	23,100,000	23,100,000
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2013 M, 3% 11/1/13	865,000	868,851
Series Floaters 13 TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	29,200,000	29,200,000
Connecticut Hsg. Fin. Auth. Bonds:
Series 2011 F3, 0.7%, tender 12/19/13 (b)	1,500,000	1,500,000
Series 2012 D1, 0.55% 11/15/13	1,505,000	1,505,895
Connecticut Muni. Elec. Energy Coop. Transmission Svcs. Rev. Bonds Series 2012 A, 3% 1/1/14	1,585,000	1,599,458
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 1998 A, 5.5% 10/1/13	12,250,000	12,303,163
Series 2003 B, 5% 1/1/14	575,000	583,994
Series 2009 A, 5% 12/1/13	6,855,000	6,936,756
Series 2011 A, 5% 12/1/13	1,000,000	1,011,828
Series 2011 B:
3% 12/1/13	10,540,000	10,613,629
5% 12/1/13	5,825,000	5,894,897
Series 2012 A, 2% 1/1/14	18,400,000	18,510,270
Connecticut State Revolving Fund Gen. Rev. Bonds:
Series 2003 B, 5% 10/1/13	500,000	501,927
Series 2009 C, 5% 10/1/13	500,000	501,938
Series 2011 A, 3% 1/1/14	1,750,000	1,766,302
Danbury Gen. Oblig. BAN 1.5% 7/25/14	10,000,000	10,118,259
East Lyme Gen. Oblig. BAN 1% 7/24/14	5,120,000	5,156,501
Easton Gen. Oblig. BAN 1.25% 7/2/14	7,372,000	7,435,662
Fairfield Gen. Oblig.:
BAN 1.25% 7/18/14	15,000,000	15,142,022
Bonds 3.375% 7/15/14	1,090,000	1,120,003
Greenwich Gen. Oblig.:
BAN Series 2013, 1% 1/23/14	55,000,000	55,181,899
Bonds:
Series 2010, 4% 1/15/14	3,780,000	3,833,590
Series 2013, 4% 1/15/14	4,200,000	4,259,832
Hartford County Metropolitan District Bonds Series 2013 A, 2% 4/1/14	1,000,000	1,010,437
Hartford County Metropolitan District Gen. Oblig. Bonds Series 2013 A, 4% 2/1/14	1,515,000	1,539,079
Ledyard Gen. Oblig. BAN 1.5% 10/14/13	4,985,000	4,992,261
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Lyme and Old Lyme Reg'l. School District #18 Gen. Oblig. BAN 1.25% 1/8/14	$ 7,825,000	$ 7,853,952
Milford Gen. Oblig.:
BAN 1% 11/12/13	17,555,000	17,583,472
Bonds:
Series 2012 B, 2% 11/1/13	1,555,000	1,559,531
Series 2012, 2% 11/1/13	1,170,000	1,173,414
Naugatuck Gen. Oblig. BAN 1% 3/18/14	18,300,000	18,380,461
New Milford Gen. Oblig. BAN 1.25% 7/24/14	11,935,000	12,047,769
Redding Gen. Oblig. BAN 1% 12/19/13	4,281,000	4,291,408
Ridgefield Gen. Oblig. BAN 1.25% 12/17/13	6,200,000	6,218,845
Rocky Hill Gen. Oblig. BAN Series 2013, 1% 5/15/14	4,100,000	4,122,453
Seymour Gen. Oblig. BAN 2% 7/31/14	2,785,000	2,829,714
South Windsor Gen. Oblig. BAN 1.25% 2/19/14	10,105,000	10,155,082
Stamford Gen. Oblig. Bonds:
Series 2009 B, 5% 7/1/14	1,590,000	1,652,885
Series 2013, 2% 2/1/14	1,450,000	1,460,614
Thomaston Gen. Oblig. BAN 1.5% 5/8/14	3,850,000	3,882,473
Trumbull Gen. Oblig.:
BAN:
1.25% 9/6/13	17,426,000	17,428,427
1.25% 9/5/14 (a)	9,521,000	9,620,399
Bonds Series 2012, 2% 9/1/13	1,070,000	1,070,000
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2004 A, 5% 1/15/14	350,000	356,089
Series 2011 A:
3% 2/15/14	4,050,000	4,100,772
5% 2/15/14	1,000,000	1,021,829
Series 2011, 5% 2/15/14	945,000	965,493
Series 2013 A:
2% 2/15/14	655,000	660,205
2% 8/15/14	2,880,000	2,929,628
Univ. of Connecticut Rev. Bonds Series 2012 A, 1.5% 11/15/13	2,625,000	2,631,993
Watertown Gen. Oblig. BAN 1.5% 3/27/14	6,700,000	6,750,027
Windsor Locks Gen. Oblig. BAN 0.75% 10/4/13	8,700,000	8,704,534
Wolcott Gen. Oblig. BAN 1.5% 10/24/13	9,780,000	9,796,846
Woodbridge Gen. Oblig. BAN 1.25% 7/24/14	5,655,000	5,707,004
		617,584,330
Other Municipal Debt - continued
	Principal Amount	Value
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.32% tender 9/25/13, CP mode (e)	$ 2,700,000	$ 2,700,000
Puerto Rico - 0.2%
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.21%, tender 11/15/13(Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)(g)	3,780,000	3,780,000
TOTAL OTHER MUNICIPAL DEBT (Cost $624,064,331)		624,064,331
Investment Company - 13.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.07% (c)(d) (Cost $260,116,000)	260,116,000	260,116,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,895,909,331)		1,895,909,331
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,571,134)
NET ASSETS - 100%		$ 1,893,338,197
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,080,000 or 3.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Connecticut Gen. Oblig. Bonds Series WF 11 89C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA)	8/4/11 - 7/5/12	$ 23,100,000
Security	Acquisition Date	Cost
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series Floaters 13 TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	4/2/08 - 9/5/12	$ 29,200,000
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.21%, tender 11/15/13 (Liquidity Facility JPMorgan Chase Bank)	7/18/13	$ 3,780,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 221,633
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2013, the cost of investment securities for income tax purposes was $1,895,909,331.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

August 31, 2013

1.805778.109

SNJ-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.2%
	Principal Amount	Value
Arizona - 0.3%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 23, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	$ 1,285,000	$ 1,285,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.26% 9/6/13, VRDN (a)	950,000	950,000
Florida - 0.4%
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.09% 9/6/13, LOC Bank of America NA, VRDN (a)	1,740,000	1,740,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 9/6/13, VRDN (a)	500,000	500,000
0.36% 9/6/13, VRDN (a)	1,500,000	1,500,000
		2,000,000
Minnesota - 0.4%
St. Paul Port Auth. District Cooling Rev. Series 2009 9BB, 0.09% 9/6/13, LOC Deutsche Bank AG, VRDN (a)	2,000,000	2,000,000
New Jersey - 43.4%
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,190,000	4,190,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.07% 9/6/13, LOC Bank of New York, New York, VRDN (a)	27,705,000	27,704,999
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.03% 9/6/13, LOC Barclays Bank PLC, VRDN (a)	9,305,000	9,305,000
Series 2003 A2, 0.03% 9/6/13, LOC Barclays Bank PLC, VRDN (a)	11,750,000	11,750,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.07% 9/6/13, LOC Citibank NA, VRDN (a)	2,000,000	2,000,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (Natural Gas Co. Proj.) Series 2011 A, 0.06% 9/3/13, VRDN (a)	6,200,000	6,200,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 14043, 0.08% 9/6/13 (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,210,000	5,210,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.06% 9/6/13, LOC Bank of America NA, VRDN (a)	$ 24,925,000	$ 24,925,000
Series 2008 C, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)	12,235,000	12,235,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.05% 9/6/13, LOC PNC Bank NA, VRDN (a)	925,000	925,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.05% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)	15,335,000	15,335,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.04% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	9,400,000	9,400,000
(Virtua Health Proj.) Series 2009 B, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	4,955,000	4,955,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.06% 9/6/13, LOC Bank of America NA, VRDN (a)	9,300,000	9,300,000
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 A, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)	16,300,000	16,300,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.03% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	18,890,000	18,890,000
Series 2009 D, 0.07% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	12,600,000	12,600,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.26% 9/6/13, VRDN (a)	2,000,000	2,000,000
		193,224,999
New Jersey/Pennsylvania - 7.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.05% 9/6/13, LOC Bank of America NA, VRDN (a)	9,200,000	9,200,000
Series 2008 B, 0.05% 9/6/13, LOC TD Banknorth, NA, VRDN (a)	3,400,000	3,400,000
Series 2010 A, 0.05% 9/6/13, LOC Royal Bank of Canada, VRDN (a)	1,000,000	1,000,000
Series 2010 B, 0.05% 9/6/13, LOC Barclays Bank PLC, VRDN (a)	17,200,000	17,200,000
Series 2010 C, 0.05% 9/6/13, LOC Bank of New York, New York, VRDN (a)	4,550,000	4,550,000
		35,350,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.2%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 9/6/13, LOC KeyBank NA, VRDN (a)	$ 100,000	$ 100,000
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.12% 9/6/13, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
		1,100,000
New York & New Jersey - 9.6%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 3264, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,650,000	7,650,000
Series Putters 1546, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,385,000	8,385,000
Series ROC II R 664, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(d)	4,885,000	4,885,000
Series 1992 2, 0.11% 9/30/13, VRDN (a)(e)	6,900,000	6,900,000
Series 1997 1, 0.11% 9/30/13, VRDN (a)(e)	8,900,000	8,900,000
Series 1997 2, 0.11% 9/30/13, VRDN (a)(e)	5,900,000	5,900,000
		42,620,000
North Carolina - 0.4%
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.06% 9/6/13, LOC Branch Banking & Trust Co., VRDN (a)	975,000	975,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 9/6/13, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
		1,575,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.26% 9/6/13, VRDN (a)	1,800,000	1,800,000
Series B, 0.15% 9/6/13, VRDN (a)	100,000	100,000
		1,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 9/6/13, LOC Barclays Bank PLC, VRDN (a)(f)	$ 2,615,000	$ 2,615,000
RIB Floater Trust Various States Letter of Cr. Enhanced Participating VRDN Series BC 13 18WE, 0.11% 9/6/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	900,000	900,000
		3,515,000
Tennessee - 0.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.12% 9/3/13, LOC Bank of America NA, VRDN (a)	1,215,000	1,215,000
Texas - 0.4%
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(d)	2,000,000	2,000,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 9/6/13, VRDN (a)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $290,574,999)		290,574,999
Other Municipal Debt - 25.1%

Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.3% tender 9/9/13, CP mode	800,000	800,000
0.33% tender 10/4/13, CP mode	1,400,000	1,400,000
		2,200,000
New Jersey - 22.4%
Belmar Gen. Oblig. BAN 1.25% 3/14/14	2,320,000	2,327,115
Bergen County Gen. Oblig. Bonds Series 2010 A, 2.5% 11/1/13	1,000,000	1,003,825
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2012, 2% 10/8/13	2,000,000	2,003,025
Burlington County Gen. Oblig.:
BAN Series 2012 C, 1.5% 9/6/13	8,004,800	8,006,189
Bonds Series 2013 A, 2% 5/15/14	1,472,000	1,490,126
Carteret Gen. Oblig. BAN 1.5% 10/18/13	2,018,000	2,019,855
Clark Township Gen. Oblig. BAN 1% 3/21/14	1,700,000	1,706,336
Cranbury Township Gen. Oblig. BAN 1.5% 1/10/14	1,000,000	1,003,426
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Denville Township BAN 1.5% 10/17/13	$ 1,000,000	$ 1,001,469
Edgewater Gen. Oblig. BAN 1.25% 7/25/14	3,200,000	3,224,838
Englewood Gen. Oblig. BAN:
Series 2013 A, 1.25% 5/2/14	4,900,684	4,925,352
1.25% 12/20/13	2,900,000	2,905,206
Essex County Gen. Oblig. TAN Series 2013 A, 1% 11/20/13	3,200,000	3,205,773
Florham Park Gen. Oblig. BAN 1% 10/24/13	1,000,000	1,001,134
Franklin Lakes Gen. Oblig. BAN 1.5% 10/25/13	1,000,000	1,001,724
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series 2012 A, 2% 11/1/13	2,325,000	2,332,034
Hopatcong Borough Gen. Oblig. BAN 1.25% 8/1/14	2,271,000	2,291,511
Hopewell Township Gen. Oblig. BAN 1% 4/11/14	4,600,000	4,622,903
Livingston Township Gen. Oblig. BAN 1.25% 2/13/14	2,500,000	2,511,038
Mahwah Township Gen. Oblig. BAN 1.25% 8/8/14	1,200,000	1,211,402
Mercer County Gen. Oblig. BAN Series 2012 A, 1.5% 12/5/13	7,300,000	7,324,063
Middlesex County Gen. Oblig. BAN 1% 6/6/14	5,600,000	5,635,316
Millburn Township Gen. Oblig. BAN 1% 6/19/14	1,300,000	1,305,462
Morris Township Gen. Oblig. BAN 1.5% 11/15/13	3,600,000	3,609,069
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Bonds:
Series 2004, 5.75% 6/15/14 (Pre-Refunded to6/15/14 @ 100)	1,000,000	1,043,401
Series 2011 GG, 3% 9/1/13	2,000,000	2,000,000
5% 9/1/13	420,000	420,000
5% 9/1/13 (Escrowed to Maturity)	980,000	980,000
New Jersey Envir. Infrastructure Trust Bonds 5% 9/1/13	985,000	985,000
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2003 A, 5.5% 12/15/13	345,000	349,980
Series 2004 B, 5.25% 12/15/13	500,000	506,999
Series 2005 A, 5.25% 12/15/13	2,140,000	2,170,874
North Brunswick Township Gen. Oblig. BAN Series 2013 A, 1.25% 8/5/14	5,200,000	5,251,424
Oakland Gen. Oblig. BAN 1.25% 2/7/14	1,700,000	1,705,673
Ocean Township Gen. Oblig. BAN Series 2012, 1.5% 12/18/13	3,200,000	3,208,279
Randolph Township Gen. Oblig. BAN 1.25% 3/26/14	1,400,000	1,407,325
River Vale Township Gen. Oblig. BAN 1.25% 10/14/13	3,100,000	3,103,139
Robbinsville Township Gen. Oblig. BAN Series 2013 A, 1.25% 8/4/14	2,700,000	2,724,847
Rutgers State Univ. Rev. Bonds Series 2013 J, 1% 5/1/14	2,000,000	2,010,858
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Springfield Township Gen. Oblig. BAN:
1.25% 7/24/14	$ 1,400,000	$ 1,411,966
1.25% 8/8/14	1,500,000	1,512,422
Sussex County Gen. Oblig. BAN 1.25% 9/17/13	1,000,000	1,000,437
		99,460,815
New York & New Jersey - 2.2%
Port Auth. of New York & New Jersey Series 2013 B:
0.11% 12/9/13, CP	500,000	500,000
0.14% 10/8/13, CP	1,210,000	1,210,000
0.14% 11/5/13, CP	7,039,200	7,039,200
0.18% 9/5/13, CP	1,200,000	1,200,000
		9,949,200
TOTAL OTHER MUNICIPAL DEBT (Cost $111,610,015)		111,610,015
Investment Company - 8.8%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.06% (b)(c) (Cost $39,132,000)	39,132,000	39,132,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $441,317,014)		441,317,014
NET OTHER ASSETS (LIABILITIES) - 0.9%		3,956,583
NET ASSETS - 100%		$ 445,273,597
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,700,000 or 4.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series: 1992 2, 0.11% 9/30/13, VRDN	2/14/92	$ 6,900,000
1997 1, 0.11% 9/30/13, VRDN	8/9/02	$ 8,900,000
1997 2, 0.11% 9/30/13, VRDN	9/15/97	$ 5,900,000
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 28,397
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2013, the cost of investment securities for income tax purposes was $441,317,014.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

August 31, 2013

1.805776.109

NJS-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.4%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 9/6/13, VRDN (c)(f)	$ 1,400,000	$ 1,400,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.09% 9/6/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	2,500,000	2,500,000
		3,900,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, 0.24% 9/3/13, VRDN (c)(f)	2,550,000	2,550,000
Delaware/New Jersey - 0.8%
Delaware River & Bay Auth. Rev. Series 2008, 0.04% 9/6/13, LOC TD Banknorth, NA, VRDN (c)	18,800,000	18,800,000
Florida - 0.1%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.11% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	3,200,000	3,200,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.09% 9/6/13, VRDN (c)(f)	8,000,000	8,000,000
Kentucky - 0.2%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.07% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	5,000,000	5,000,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.08% 9/6/13, VRDN (c)(f)	2,100,000	2,100,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 9/6/13, VRDN (c)	600,000	600,000
0.36% 9/6/13, VRDN (c)	400,000	400,000
		3,100,000
Minnesota - 0.1%
St. Paul City Port Auth. District Heating Rev. Series 2009 7Q, 0.09% 9/6/13, LOC Deutsche Bank AG, VRDN (c)	2,800,000	2,800,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 9/6/13, VRDN (c)(f)	1,400,000	1,400,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.27% 9/6/13, LOC Landesbank Baden-Wurttemburg, VRDN (c)(f)	600,000	600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 38.8%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.06% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	$ 21,000,000	$ 21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.05% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	900,000	900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.06% 9/6/13, LOC Freddie Mac, VRDN (c)	4,000,000	4,000,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,185,000	4,185,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.07% 9/6/13, LOC Bank of New York, New York, VRDN (c)	43,795,000	43,795,000
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.08% 9/3/13, LOC Bank of America NA, VRDN (c)	6,385,000	6,385,000
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.03% 9/6/13, LOC Barclays Bank PLC, VRDN (c)	22,620,000	22,620,000
Series 2003 A2, 0.03% 9/6/13, LOC Barclays Bank PLC, VRDN (c)	33,400,000	33,400,000
Series 2003 A3, 0.03% 9/6/13, LOC Barclays Bank PLC, VRDN (c)	8,000,000	8,000,000
Series 2003 A4, 0.03% 9/6/13, LOC Barclays Bank PLC, VRDN (c)	18,580,000	18,580,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Duke Farms Foundation Proj.) Series 2009 A, 0.05% 9/3/13, LOC Northern Trust Co., VRDN (c)	1,800,000	1,800,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
(Natural Gas Co. Proj.):
Series 2011 A, 0.06% 9/3/13, VRDN (c)	3,345,000	3,345,000
Series 2011 B, 0.08% 9/3/13, VRDN (c)(f)	16,600,000	16,600,000
Series 2011 C, 0.08% 9/6/13, VRDN (c)(f)	17,400,000	17,400,000
(South Jersey Gas Co. Proj.) Series 2006-1, 0.09% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	21,800,000	21,800,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	11,010,000	11,010,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.06% 9/6/13, LOC TD Banknorth, NA, VRDN (c)	10,600,000	10,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
(Cooper Health Sys. Proj.) Series 2008 A, 0.05% 9/6/13, LOC TD Banknorth, NA, VRDN (c)	$ 5,100,000	$ 5,100,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.08% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	17,240,543	17,240,543
(Order of St. Benedict Proj.) Series 2005, 0.04% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	1,600,000	1,600,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.08% 9/6/13, LOC Citibank NA, VRDN (c)(f)	62,500,000	62,500,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.1% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000,000	10,000,000
Series 2006 A, 0.1% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,465,000	5,465,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.03% 9/6/13, LOC TD Banknorth, NA, VRDN (c)	28,765,000	28,765,000
Participating VRDN:
Series Putters 3922, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,335,000	4,335,000
Series ROC II R 14043, 0.08% 9/6/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	23,010,000	23,010,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 4729, 0.05% 9/6/13 (Liquidity Facility Bank of America NA) (c)(g)	2,015,000	2,015,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.06% 9/6/13, LOC Bank of America NA, VRDN (c)	47,330,000	47,330,000
Series 2008 C, 0.06% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	16,995,000	16,995,000
(Barnabas Health Proj.) Series 2011 B, 0.04% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	22,860,000	22,860,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.05% 9/6/13, LOC PNC Bank NA, VRDN (c)	6,620,000	6,620,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.05% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	9,050,000	9,050,000
Series 2006 A4, 0.04% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	2,325,000	2,325,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Meridian Health Sys. Proj.):
Series 2006 A5, 0.04% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 4,065,000	$ 4,065,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	9,800,000	9,800,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2004, 0.04% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	7,100,000	7,100,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.05% 9/6/13, LOC TD Banknorth, NA, VRDN (c)	1,100,000	1,100,000
(Virtua Health Proj.):
Series 2004, 0.04% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	17,715,000	17,715,000
Series 2009 C, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (c)	11,800,000	11,800,000
Series 2009 D, 0.05% 9/6/13, LOC TD Banknorth, NA, VRDN (c)	4,000,000	4,000,000
Series 2009 E, 0.06% 9/6/13, LOC TD Banknorth, NA, VRDN (c)	6,000,000	6,000,000
(Virtua Health, Inc. Proj.) Series 2003 A7, 0.04% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	1,800,000	1,800,000
Series 2006 A6, 0.06% 9/6/13, LOC TD Banknorth, NA, VRDN (c)	3,750,000	3,750,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.06% 9/6/13, LOC Bank of America NA, VRDN (c)	37,470,000	37,470,000
Series 2008 F, 0.07% 9/6/13, LOC Bank of America NA, VRDN (c)(f)	88,425,000	88,425,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.08% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)	41,275,000	41,275,000
Series 2009 B, 0.03% 9/6/13, LOC PNC Bank NA, VRDN (b)(c)	4,000,000	4,000,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.03% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	48,360,000	48,360,000
Series 2009 D, 0.07% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	99,900,000	99,900,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.26% 9/6/13, VRDN (c)	1,500,000	1,500,000
Series 2012 A, 0.28% 9/6/13, VRDN (c)(f)	10,700,000	10,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2009 A3, 0.04% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 2,000,000	$ 2,000,000
Series 2009 A4, 0.04% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)	7,000,000	7,000,000
Union County Utils. Resources Auth. Participating VRDN Series RBC O 7, 0.08% 9/6/13 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	7,140,000	7,140,000
Vineland Gen. Oblig. 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	23,965,000	23,965,000
		949,495,543
New Jersey/Pennsylvania - 6.4%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.05% 9/6/13, LOC Bank of America NA, VRDN (c)	41,475,000	41,475,000
Series 2010 B, 0.05% 9/6/13, LOC Barclays Bank PLC, VRDN (c)	105,400,000	105,400,005
Series 2010 C, 0.05% 9/6/13, LOC Bank of New York, New York, VRDN (c)	10,700,000	10,700,000
		157,575,005
New York - 0.6%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 9/6/13, LOC KeyBank NA, VRDN (c)	3,100,000	3,100,000
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (c)(f)	12,200,000	12,200,000
		15,300,000
New York & New Jersey - 10.9%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Austin 07 1017, 0.12% 9/6/13 (Liquidity Facility Bank of America NA) (c)(f)(g)	35,980,000	35,980,000
Series BA 07 1043, 0.07% 9/6/13 (Liquidity Facility Bank of America NA) (c)(g)	7,100,000	7,100,000
Series BA 08 1066, 0.15% 9/6/13 (Liquidity Facility Bank of America NA) (c)(f)(g)	3,540,000	3,540,000
Series BA 08 1067, 0.12% 9/6/13 (Liquidity Facility Bank of America NA) (c)(f)(g)	5,815,000	5,815,000
Series BA 08 1107, 0.12% 9/6/13 (Liquidity Facility Bank of America NA) (c)(f)(g)	24,260,000	24,260,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series BC 11 17B, 0.07% 9/6/13 (Liquidity Facility Barclays Bank PLC) (a)(c)(g)	$ 6,460,000	$ 6,460,000
Series EGL 06 107 Class A, 0.11% 9/6/13 (Liquidity Facility Citibank NA) (c)(f)(g)	33,200,000	33,200,000
Series MS 3266, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (c)(g)	10,125,000	10,125,000
Series MS 3321, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (c)(f)(g)	4,170,000	4,170,000
Series Putters 2945, 0.11% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,670,000	1,670,000
Series Putters 3114, 0.11% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,190,000	7,190,000
Series Putters 3162, 0.11% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	22,605,000	22,605,000
Series Putters 3172, 0.11% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	13,505,000	13,505,000
Series Putters 3862, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,750,000	7,750,000
Series Putters 4001 Z, 0.11% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,155,000	7,155,000
Series Putters 4129, 0.11% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	9,250,000	9,250,000
Series RBC O 19, 0.08% 9/6/13 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	3,470,000	3,470,000
Series ROC II R 11439, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	2,690,000	2,690,000
Series ROC II R 14023, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (c)(g)	2,000,000	2,000,000
Series Solar 06 16, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,610,000	12,610,000
Series 1991 1, 0.14% 9/30/13, VRDN (c)(f)(h)	8,800,000	8,800,000
Series 1991 3, 0.14% 9/30/13, VRDN (c)(f)(h)	9,800,000	9,800,000
Series 1992 1, 0.11% 9/30/13, VRDN (c)(h)	6,800,000	6,800,000
Series 1995 3, 0.14% 9/30/13, VRDN (c)(f)(h)	9,400,000	9,400,000
Series 1995 4, 0.14% 9/30/13, VRDN (c)(f)(h)	10,500,000	10,500,000
Series 1997 2, 0.11% 9/30/13, VRDN (c)(h)	1,000,000	1,000,000
		266,845,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 9/6/13, LOC Cr. Industriel et Commercial, VRDN (c)	2,600,000	2,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.26% 9/6/13, VRDN (c)	$ 6,900,000	$ 6,900,000
Series B, 0.15% 9/6/13, VRDN (c)	500,000	500,000
		7,400,000
Puerto Rico - 2.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.06% 9/6/13, LOC Bank of Nova Scotia, VRDN (c)	43,450,000	43,450,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 9/6/13, LOC Barclays Bank PLC, VRDN (c)	11,300,000	11,300,000
RIB Floater Trust Various States Letter of Cr. Enhanced Participating VRDN Series BC 13 18WE, 0.11% 9/6/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,100,000	5,100,000
		59,850,000
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.09% 9/6/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	5,000,000	5,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.12% 9/3/13, LOC Bank of America NA, VRDN (c)	1,600,000	1,600,000
		6,600,000
Texas - 0.4%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.1% 9/6/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,100,000	1,100,000
Texas Gen. Oblig. Participating VRDN Series SG 152, 0.06% 9/3/13 (Liquidity Facility Societe Generale) (c)(g)	8,170,000	8,170,000
		9,270,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.24% 9/6/13, VRDN (c)(f)	1,650,000	1,650,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 9/6/13, VRDN (c)	600,000	600,000
		2,250,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,526,535,548)		1,526,535,548
Other Municipal Debt - 27.3%
	Principal Amount	Value
Florida - 0.2%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series WF11 60 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	$ 3,755,000	$ 3,755,000
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 0.22% tender 9/17/13, CP mode	900,000	900,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.32% tender 9/25/13, CP mode (f)	3,400,000	3,400,000
		4,300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.3% tender 9/9/13, CP mode	3,740,000	3,740,000
0.3% tender 9/9/13, CP mode	200,000	200,000
0.33% tender 10/4/13, CP mode	1,650,000	1,650,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Gen. Resolution Proj.) Series 1985 A, 0.32% tender 9/25/13, CP mode (f)	400,000	400,000
		5,990,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2:
0.32% tender 9/25/13, CP mode (f)	3,500,000	3,500,000
0.35% tender 9/9/13, CP mode (f)	2,600,000	2,600,000
		6,100,000
New Jersey - 22.4%
Belmar Gen. Oblig. BAN:
1% 10/25/13	1,700,000	1,701,624
1.25% 3/14/14	12,200,000	12,237,413
Bergen County Gen. Oblig. Bonds Series 2012 C, 1% 12/1/13	2,100,000	2,103,914
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2012, 2% 10/8/13	8,400,000	8,412,705
Burlington County Gen. Oblig. BAN:
Series 2012 C, 1.5% 9/6/13	32,200,000	32,205,586
Series 2012 D, 1.25% 12/26/13	18,584,718	18,644,773
Carteret Gen. Oblig. BAN 1.5% 10/18/13	8,900,000	8,908,183
Chatham Township Gen. Oblig. BAN:
0.75% 11/19/13	2,550,000	2,552,670
1.25% 7/18/14	4,247,000	4,281,125
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Clark Township Gen. Oblig. BAN 1% 3/21/14	$ 8,300,000	$ 8,330,937
Cranbury Township Gen. Oblig. BAN 1.5% 1/10/14	4,018,500	4,032,268
Denville Township BAN 1.5% 10/17/13	4,066,730	4,072,706
Edgewater Gen. Oblig. BAN 1.25% 7/25/14	17,487,000	17,622,730
Englewood Gen. Oblig. BAN Series 2013 A, 1.25% 5/2/14	25,300,000	25,427,349
Essex County Gen. Oblig.:
BAN 1.5% 9/26/13	4,500,000	4,504,095
TAN Series 2013 A, 1% 11/20/13	16,800,000	16,830,306
Florham Park Gen. Oblig. BAN:
1% 10/24/13	5,010,000	5,015,679
1.25% 10/24/13	1,916,000	1,918,076
Franklin Lakes Gen. Oblig. BAN 1.5% 10/25/13	3,129,575	3,134,970
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series 2005 B, 6.375% 11/1/13	4,000,000	4,041,320
Hopatcong Borough Gen. Oblig. BAN 1.25% 8/1/14	12,400,000	12,511,993
Hopewell Township Gen. Oblig. BAN:
Series 2013 A, 1% 4/11/14	3,824,378	3,841,544
1% 4/11/14	23,928,783	24,047,920
Livingston Township Gen. Oblig. BAN 1.25% 2/13/14	11,900,000	11,952,540
Mahwah Township Gen. Oblig. BAN 1.25% 8/8/14	6,750,000	6,814,134
Mercer County Gen. Oblig.:
BAN Series 2012 A, 1.5% 12/5/13	31,700,000	31,804,492
Bonds Series 2012, 1% 2/1/14	2,910,000	2,919,874
Middlesex County Gen. Oblig. BAN 1% 6/6/14	29,400,000	29,585,408
Millburn Township Gen. Oblig. BAN 1% 6/19/14	7,295,000	7,325,650
Morris Township Gen. Oblig. BAN 1.5% 11/15/13	15,400,000	15,438,795
New Jersey Econ. Dev. Auth. Rev. Bonds (Chambers Cogeneration Ltd. Proj.) Series 1991, 0.25% tender 9/17/13, LOC BNP Paribas SA, CP mode (f)	8,450,000	8,450,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Bonds:
Series 2004, 5.75% 6/15/14 (Pre-Refunded to6/15/14 @ 100)	2,500,000	2,608,701
Series 2009, 5% 12/15/13 (Escrowed to Maturity)	3,900,000	3,953,641
Series 2011 GG, 3% 9/1/13	6,430,000	6,430,000
5% 9/1/13	1,860,000	1,860,000
5% 9/1/13 (Escrowed to Maturity)	4,240,000	4,240,000
New Jersey Edl. Facilities Auth. Rev. Bonds Series 2005 A, 5% 9/1/13	1,500,000	1,500,000
New Jersey Envir. Infrastructure Trust Bonds Series 2012, 2% 9/1/13	1,000,000	1,000,000
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2001 C, 5.5% 12/15/13	$ 3,160,000	$ 3,207,890
Series 2003 A, 5.5% 12/15/13	4,245,000	4,309,412
Series 2005 A, 5.25% 12/15/13	3,455,000	3,504,951
Series 2013 A, 1% 12/15/13	5,960,000	5,973,479
North Brunswick Township Gen. Oblig. BAN Series 2013 A, 1.25% 8/5/14	28,378,500	28,659,143
Oakland Gen. Oblig. BAN 1.25% 2/7/14	8,103,020	8,130,062
Ocean Township Gen. Oblig. BAN Series 2012, 1.5% 12/18/13	13,941,890	13,977,961
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	23,500,000	23,573,572
Princeton Township Gen. Oblig. BAN 1.5% 11/1/13	4,000,000	4,008,396
Randolph Township Gen. Oblig. BAN 1.25% 3/26/14	7,045,000	7,081,858
River Vale Township Gen. Oblig. BAN 1.25% 10/14/13	15,400,000	15,415,595
Robbinsville Township Gen. Oblig. BAN Series 2013 A, 1.25% 8/4/14	14,535,676	14,669,443
Rutgers State Univ. Rev. Bonds Series 2013 J:
1% 5/1/14	6,740,000	6,776,592
1% 5/1/14	3,900,000	3,921,173
Springfield Township Gen. Oblig. BAN:
1.25% 7/24/14	7,890,000	7,957,439
1.25% 8/8/14	8,000,000	8,066,251
Sussex County Gen. Oblig. BAN 1.25% 9/17/13	4,250,000	4,251,857
Union County Gen. Oblig. Bonds Series 2012 A, 3% 3/1/14	4,060,000	4,115,884
Upper Saddle River Gen. Oblig. BAN 1.25% 2/21/14	5,007,652	5,029,405
Watchung Gen. Oblig. BAN 1.25% 2/28/14	4,381,200	4,397,966
West Milford Township Gen. Oblig. BAN 1% 4/11/14	9,382,303	9,418,653
		548,710,103
New York & New Jersey - 3.7%
Port Auth. of New York & New Jersey:
Bonds:
131st Series 5% 12/15/13 (f)	1,000,000	1,005,738
139th Series, 5% 10/1/13 (f)	4,020,000	4,035,711
Series 2013 A:
0.12% 10/7/13, CP (f)	21,085,000	21,085,000
0.14% 10/3/13, CP (f)	2,395,000	2,395,000
0.14% 12/2/13, CP (f)	16,105,000	16,105,000
0.14% 12/10/13, CP (f)	8,935,000	8,935,000
0.15% 1/9/14, CP (f)	2,205,000	2,205,000
0.17% 9/10/13, CP (f)	2,635,000	2,635,000
Other Municipal Debt - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 2013 A:
0.18% 11/7/13, CP (f)	$ 12,020,000	$ 12,020,000
Series 2013 B:
0.13% 11/5/13, CP	1,407,500	1,407,500
0.14% 10/8/13, CP	5,235,000	5,235,000
0.14% 11/5/13, CP	7,504,500	7,504,500
0.18% 9/5/13, CP	6,200,000	6,200,000
		90,768,449
Puerto Rico - 0.2%
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.21%, tender 11/15/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)(h)	5,000,000	5,000,000
South Carolina - 0.1%
York County Poll. Cont. Rev. Bonds 0.32% tender 9/3/13, CP mode	2,500,000	2,500,000
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 9/18/13, CP mode (f)	500,000	500,000
TOTAL OTHER MUNICIPAL DEBT (Cost $667,623,552)		667,623,552
Investment Company - 10.8%
	Shares
Fidelity Municipal Cash Central Fund, 0.07% (d)(e) (Cost $265,336,000)	265,336,000	265,336,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,459,495,100)		2,459,495,100
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(11,095,089)
NET ASSETS - 100%		$ 2,448,400,011
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,460,000 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,055,000 or 2.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series WF11 60 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	3/15/13	$ 3,755,000
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.21%, tender 11/15/13 (Liquidity Facility JPMorgan Chase Bank)	7/18/13	$ 5,000,000
Port Auth. of New York & New Jersey Series: 1991 1, 0.14% 9/30/13, VRDN	6/18/91	$ 8,800,000
1991 3, 0.14% 9/30/13, VRDN	12/3/03	$ 9,800,000
1992 1, 0.11% 9/30/13, VRDN	2/14/92	$ 6,800,000
1995 3, 0.14% 9/30/13, VRDN	9/15/95	$ 9,400,000
1995 4, 0.14% 9/30/13, VRDN	8/9/02	$ 10,500,000
1997 2, 0.11% 9/30/13, VRDN	10/26/12	$ 1,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 195,144
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2013, the cost of investment securities for income tax purposes was $2,459,495,100.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2013